ESOP Shares Trust (Details) - EBP 003 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments not in the Master Trust	$ 534,151	$ 687,500
Interest receivable	1	4
Total assets	3,292,750	3,268,137
Liabilities
Accrued interest on note payable	0	10
Total liabilities	0	29
Net assets available for benefits	3,292,750	3,268,108
Changes in assets and liabilities:
Net appreciation (depreciation) in the fair value of investments	(93,543)
Interest expense on long-term note	(1)
Distributions to participants	(336,630)
Increase in net assets available for benefits	24,642
Long-term note payable to Colgate-Palmolive Company	0	19
EBP, Nonparticipant-Directed
Assets
Interest receivable	1	4
Total assets	534,152	687,504
Liabilities
Accrued interest on note payable	0	10
Total liabilities	0	29
Net assets available for benefits	534,152	687,475
Changes in assets and liabilities:
Dividend and interest, net of fees	14,788
Net appreciation (depreciation) in the fair value of investments	(83,496)
Transfers to other funds	(20,254)
Interest expense on long-term note	(1)
Distributions to participants	(64,360)
Increase in net assets available for benefits	(153,323)
Reinvested dividends	14,715
Long-term note payable to Colgate-Palmolive Company	0	19
EBP, Nonparticipant-Directed | Fixed income liquid reserve funds
Assets
Investments not in the Master Trust	441	907
EBP, Nonparticipant-Directed | Colgate-Palmolive Company Common Stock
Assets
Investments not in the Master Trust	$ 533,710	$ 686,593